Commitments and Contingencies (Details 3) - USD ($)		3 Months Ended									9 Months Ended		12 Months Ended
	Feb. 18, 2013	Aug. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Gross profit		$ 8,323,000	$ 7,068,000	$ 12,438,000	$ 10,699,000	$ 9,518,000	$ 7,815,000	$ 2,040,000	$ 2,159,000	$ 1,952,000	$ 26,076,000	$ 32,656,000	$ 39,723,000	$ 13,966,000	$ 6,649,000
Contingent consideration expense													(3,025,000)	6,302,000
Minimum | Modified merger agreement
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Term under the original merger agreement for which overall payment has been fixed and reduced	6 years
Maximum | Modified merger agreement
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Term under the original merger agreement for which overall payment has been fixed and reduced	10 years
Joe Dahan
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Payment of consideration to be made, if the gross profit was less than specified amount													0
Contingent consideration expense														$ 311,000	$ 1,862,000
Joe Dahan | Modified merger agreement
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Aggregate fixed amount payable through weekly installments	$ 9,168,000
Contingent consideration expense										$ 8,732,000
Joe Dahan | Minimum
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Gross profit required for payment of consideration													11,250,000
Gross profit from $11,251,000 to $22,500,000 | Minimum
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Gross profit													11,251,000
Gross profit from $11,251,000 to $22,500,000 | Maximum
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Gross profit													$ 22,500,000
Gross profit from $11,251,000 to $22,500,000 | Joe Dahan
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Percentage of gross profit													11.33%
Gross profit from $22,501,000 to $31,500,000 | Minimum
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Gross profit													$ 22,501,000
Gross profit from $22,501,000 to $31,500,000 | Maximum
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Gross profit													$ 31,500,000
Gross profit from $22,501,000 to $31,500,000 | Joe Dahan
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Percentage of gross profit													3.00%
Gross profit from $31,501,000 to $40,500,000 | Minimum
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Gross profit													$ 31,501,000
Gross profit from $31,501,000 to $40,500,000 | Maximum
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Gross profit													$ 40,500,000
Gross profit from $31,501,000 to $40,500,000 | Joe Dahan
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Percentage of gross profit													2.00%
Gross profit above $40,501,000 | Minimum
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Gross profit													$ 40,501,000
Gross profit above $40,501,000 | Joe Dahan
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Percentage of gross profit													1.00%